Long-Term Debt - Components of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Partnership credit facility	Dec. 31, 2013 Partnership credit facility	Dec. 31, 2013 Successor	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor Partnership credit facility	Dec. 31, 2012 Successor Partnership credit facility
Line of Credit Facility [Line Items]
Partnership credit facility			$ 124,750	$ 138,250			$ 138,250	$ 0
Less: current portion of long-term debt			0	0			0	0
Long-term debt	$ 124,750	$ 138,250	$ 124,750	$ 138,250	$ 138,250	$ 0	$ 138,250	$ 0